LOANS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Impaired loans, Recorded Investment	$ 8,877	$ 2,757
Impaired loans, Allowance for Loan Losses Allocated	14	97
Impaired loans, Average Recorded Investment	6,929	2,323
Impaired loans, Interest Income Recognized	116	72
Impaired loans, Cash Basis Income Recognized	116	72
Impaired loans, Recorded Investment, With No Related Allowance	8,664
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0
Impaired loans, Average Recorded Investment, With No Related Allowance	6,812
Impaired loans, Interest Income Recognized, With No Related Allowance	116
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	116
Residential Real Estate One To Four Family [Member]
Impaired loans, Recorded Investment, With No Related Allowance	7,491	1,222
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0	0
Impaired loans, Average Recorded Investment, With No Related Allowance	6,108	889
Impaired loans, Interest Income Recognized, With No Related Allowance	116	45
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	116	45
Impaired loans, Recorded Investment, With An Allowance	213	1,535
Impaired loans, Allowance for Loan Losses Allocated, With An Allowance	14	97
Impaired loans, Average Recorded Investment, With An Allowance	117	1,434
Impaired loans, Interest Income Recognized, With An Allowance	0	27
Impaired loans, Cash Basis Income Recognized, With An Allowance	0	27
Farm [Member]
Impaired loans, Recorded Investment, With No Related Allowance	485
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0
Impaired loans, Average Recorded Investment, With No Related Allowance	291
Impaired loans, Interest Income Recognized, With No Related Allowance	0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	0
Non Residential Real Estate [Member]
Impaired loans, Recorded Investment, With No Related Allowance	546
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0
Impaired loans, Average Recorded Investment, With No Related Allowance	328
Impaired loans, Interest Income Recognized, With No Related Allowance	0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	0
Commercial and industrial [Member]
Impaired loans, Recorded Investment, With No Related Allowance	119
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0
Impaired loans, Average Recorded Investment, With No Related Allowance	71
Impaired loans, Interest Income Recognized, With No Related Allowance	0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	0
Automobile Loan [Member]
Impaired loans, Recorded Investment, With No Related Allowance	23
Impaired loans, Allowance for Loan Losses Allocated, With No Related Allowance	0
Impaired loans, Average Recorded Investment, With No Related Allowance	14
Impaired loans, Interest Income Recognized, With No Related Allowance	0
Impaired loans, Cash Basis Income Recognized, With No Related Allowance	$ 0